INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2013	2012

Raw materials	$12,785,087	$2,739,029
Work-in-progress	144,158	72,228
Finished goods	5,821,525	6,995,787
Inventories	$18,750,770	$9,807,044